UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06660

Name of Fund: BlackRock MuniYield Quality Fund II, Inc. (MQT)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield Quality Fund II, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2017

Date of reporting period: 07/31/2016

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2016 (Unaudited)	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 1.1%
City of Birmingham Alabama Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC), 6.00%, 6/01/19 (a)	$650	$745,004
City of Birmingham Albama, GO, Convertible CAB, Series A1, 5.00%, 3/01/45 (b)	915	963,632
County of Jefferson Alabama, RB, Limited Obligation School, Series A, 4.75%, 1/01/25	2,000	2,011,660

		3,720,296
Alaska — 0.3%
Alaska Industrial Development & Export Authority, RB, Providence Health Services, Series A, 5.50%, 10/01/41	850	992,282
Arizona — 1.6%
City of Phoenix Arizona Civic Improvement Corp., Refunding RB, Senior Lien, AMT, 5.00%, 7/01/32	1,000	1,174,650
Salt River Project Agricultural Improvement & Power District, RB, Series A, 5.00%, 1/01/38	1,750	1,854,230
State of Arizona, COP, Department of Administration, Series A (AGM):
5.00%, 10/01/27	1,075	1,206,677
5.00%, 10/01/29	925	1,037,073

		5,272,630
California — 17.3%
Alameda Corridor Transportation Authority, Refunding RB, CAB, Subordinate Lien, Series A (AMBAC), 5.45%, 10/01/17 (a)(b)	7,150	7,563,556
Cabrillo Community College District, GO, CAB, Election of 2004, Series B (NPFGC) (c):
0.00%, 8/01/37	2,100	788,298
0.00%, 8/01/38	4,800	1,714,032
California Health Facilities Financing Authority, RB:
St. Joseph Health System, Series A, 5.75%, 7/01/39	500	568,535
Sutter Health, Series B, 5.88%, 8/15/31	1,000	1,197,590
California Health Facilities Financing Authority, Refunding RB, St. Joseph Health System, Series A, 5.00%, 7/01/37	945	1,123,369

Municipal Bonds	Par (000)	Value
California (continued)
California State University, RB, Systemwide, Series A (a):
5.50%, 5/01/19	$1,000	$1,133,210
(AGC), 5.25%, 5/01/19	3,000	3,379,170
California Statewide Communities Development Authority, RB, Kaiser Permanente, Series A, 5.00%, 4/01/42	1,290	1,505,546
City of San Jose California, Refunding ARB, Series A-1, AMT, 5.75%, 3/01/34	700	828,828
Coast Community College District, GO, CAB, Election of 2002, Series C (AGM), 5.00%, 8/01/18 (a)(b)	1,800	1,960,236
County of San Diego California Water Authority, COP, Refunding, Series A (AGM), 5.00%, 5/01/18 (a)	2,015	2,171,545
County of San Joaquin California Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A, 6.00%, 3/01/36	575	701,420
El Monte Union High School District, GO, Series C (AGM), 5.25%, 6/01/18 (a)	4,000	4,343,600
Los Angeles Community College District California, GO, Election of 2001, Series A (a):
(AGM), 5.00%, 8/01/17	2,200	2,300,496
(NPFGC), 5.00%, 8/01/17	4,330	4,527,794
Monterey Peninsula Community College District, GO, CAB, Series C, 0.00%, 2/01/18 (a)(c)	11,975	6,984,658
Mount San Antonio Community College District, GO, Refunding, CAB, Election of 2008, Series A, 6.25%, 8/01/43 (b)	5,000	4,392,200
San Diego California Unified School District, GO, Election of 2008 (c):
CAB, Series C, 0.00%, 7/01/38	1,400	698,040
CAB, Series G, 0.00%, 7/01/34	580	276,863
CAB, Series G, 0.00%, 7/01/35	615	276,074
CAB, Series G, 0.00%, 7/01/36	920	388,387
CAB, Series G, 0.00%, 7/01/37	615	244,426

BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JULY 31, 2016	1

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund II, Inc. (MQT)

Municipal Bonds	Par (000)	Value
California (continued)
San Diego California Unified School District, GO, Refunding, CAB, Series R-1, 0.00%, 7/01/31 (c)	$1,110	$731,956
San Diego Community College District California, GO, CAB, Election of 2006 (c):
0.00%, 8/01/31	1,855	1,016,002
0.00%, 8/01/32	2,320	1,192,503
San Marcos Unified School District, GO, Election of 2010, Series A:
5.00%, 8/01/34	600	703,014
5.00%, 8/01/38	490	572,835
State of California, GO, Various Purposes, 5.00%, 4/01/42	1,500	1,776,090
Yosemite Community College District, GO, CAB, Election of 2004, Series D (c):
0.00%, 8/01/36	2,000	1,061,840
0.00%, 8/01/37	2,790	1,435,120

		57,557,233
Colorado — 1.9%
E-470 Public Highway Authority, Refunding RB, CAB, Series B (NPFGC), 0.00%, 9/01/32 (c)	5,500	2,443,265
Regional Transportation District, COP, Refunding, Series A, 5.38%, 6/01/31	1,000	1,147,740
Regional Transportation District, COP, Series A, 5.00%, 6/01/39	2,500	2,923,100

		6,514,105
Florida — 13.4%
City of Tallahassee Florida Energy System Revenue, RB, (NPFGC), 5.00%, 10/01/37	4,000	4,192,800
County of Brevard Florida Health Facilities Authority, Refunding RB, Health First, Inc. Project, 5.00%, 4/01/39	1,420	1,669,650
County of Broward Florida School Board, COP, Series A (AGM), 5.25%, 7/01/18 (a)	1,000	1,088,130
County of Duval Florida School Board, COP, Master Lease Program (AGM), 5.00%, 7/01/17 (a)	7,875	8,201,340
County of Highlands Florida Health Facilities Authority, RB, Adventist Health System/Sunbelt, Series B, 6.00%, 11/15/37	550	634,079

Municipal Bonds	Par (000)	Value
Florida (continued)
County of Hillsborough Florida Aviation Authority, RB, Series A, AMT (AGC), 5.38%, 10/01/33	$3,250	$3,527,030
County of Lee Florida, Refunding ARB, Series A, AMT:
5.63%, 10/01/26	825	969,944
5.38%, 10/01/32	1,100	1,277,012
County of Miami-Dade Florida, RB:
Jackson Health System (AGC), 5.63%, 6/01/34	900	1,013,778
Seaport, Series A, 6.00%, 10/01/38	1,780	2,230,482
Seaport, Series B, AMT, 6.00%, 10/01/30	570	715,658
Seaport, Series B, AMT, 6.25%, 10/01/38	360	458,154
Seaport, Series B, AMT, 6.00%, 10/01/42	580	713,794
County of Miami-Dade Florida Aviation, Refunding ARB, AMT:
5.00%, 10/01/34	160	188,102
Series A, 5.00%, 10/01/32	1,730	2,022,232
County of Miami-Dade Florida Educational Facilities Authority, RB, University Miami, Series A, 5.00%, 4/01/40	2,635	3,138,865
County of Orange Florida School Board, COP, Series A, 5.00%, 8/01/16 (a)	4,000	4,001,000
County of Palm Beach Florida Solid Waste Authority, Refunding RB, 5.00%, 10/01/31	1,900	2,240,100
County of Sarasota Florida Public Hospital District, RB, Sarasota Memorial Hospital Project, Series A, 5.63%, 7/01/39	250	278,538
Florida Ports Financing Commission, Refunding RB, State Transportation Trust Fund, Series B, AMT, 5.38%, 10/01/29	2,400	2,843,040
Reedy Creek Improvement District, GO, Series A, 5.25%, 6/01/33	1,040	1,259,450

2	BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JULY 31, 2016

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund II, Inc. (MQT)

Municipal Bonds	Par (000)	Value
Florida (continued)
South Florida Water Management District, COP, (AGC), 5.00%, 10/01/16 (a)	$1,800	$1,814,166

		44,477,344
Georgia — 0.7%
County of Burke Georgia Development Authority, Refunding RB, Oglethorpe Power-Vogtle Project, Series C, 5.70%, 1/01/43	1,000	1,063,320
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A, 5.50%, 8/15/54	440	545,538
Private Colleges & Universities Authority, RB, Savannah College of Art & Design:
5.00%, 4/01/33	120	140,639
5.00%, 4/01/44	550	635,052

		2,384,549
Illinois — 13.1%
City of Chicago Illinois, GARB, O’Hare International Airport, 3rd Lien, Series A, 5.75%, 1/01/39	2,000	2,344,560
City of Chicago Illinois, GO, Refunding, Series A, Project, 5.25%, 1/01/33	1,045	1,083,937
City of Chicago Illinois, GO, Series A, 5.25%, 1/01/35	2,000	2,057,860
City of Chicago Illinois, RB, Motor Fuel Tax Project, Series A (AGC), 5.00%, 1/01/38	3,175	3,316,986
City of Chicago Illinois, Refunding RB, Sales Tax Receipts, Series A, 5.00%, 1/01/41	390	414,691
City of Chicago Illinois Midway International Airport, Refunding RB, 2nd Lien, Series A, AMT, 5.00%, 1/01/34	505	583,740
City of Chicago Illinois O’Hare International Airport, Refunding GARB, Senior Lien, Series C, AMT, 5.38%, 1/01/39	3,235	3,779,418
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/36	515	573,900
Illinois Finance Authority, RB, Carle Foundation, Series A, 5.75%, 8/15/34	400	476,288

Municipal Bonds	Par (000)	Value
Illinois (continued)
Illinois Finance Authority, Refunding RB:
Central Dupage Health, Series B, 5.50%, 11/01/39	$2,070	$2,367,604
Silver Cross Hospital and Medical Centers, 4.13%, 8/15/37	615	657,865
Silver Cross Hospital and Medical Centers, 5.00%, 8/15/44	305	352,217
Illinois Sports Facilities Authority, RB, State Tax Supported (AMBAC), 5.50%, 6/15/30 (b)	12,865	12,915,045
Metropolitan Pier & Exposition Authority, RB, CAB, McCormick Place Expansion Project (NPFGC), 0.00%, 12/15/36 (c)	10,000	4,488,500
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, McCormick Place Expansion Project, Series B (AGM), 0.00%, 6/15/44 (c)	2,980	993,294
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 6/01/28	575	689,517
Regional Transportation Authority, RB, Series B (NPFGC), 5.75%, 6/01/33	2,000	2,742,040
State of Illinois, GO:
5.25%, 2/01/33	735	816,181
5.50%, 7/01/33	710	798,459
5.25%, 2/01/34	735	813,630
5.50%, 7/01/38	380	423,385
University of Illinois, RB, Auxiliary Facilities System, Series A, 5.00%, 4/01/39	805	928,881

		43,617,998
Indiana — 2.0%
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	1,000	1,190,880
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/44	445	500,247
Private Activity Bond, Ohio River Bridges, AMT, 5.00%, 7/01/40	770	873,318

BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JULY 31, 2016	3

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund II, Inc. (MQT)

Municipal Bonds	Par (000)	Value
Indiana (continued)
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A:
5.75%, 1/01/38	$2,000	$2,243,700
(AGC), 5.50%, 1/01/38	1,575	1,760,299

		6,568,444
Iowa — 2.7%
Iowa Finance Authority, RB, Iowa Health Care Facilities, Series A (AGC), 5.63%, 8/15/19 (a)	4,925	5,653,998
Iowa Student Loan Liquidity Corp., RB, Senior Series A-2, AMT:
5.60%, 12/01/26	885	956,561
5.70%, 12/01/27	890	956,065
5.80%, 12/01/29	605	648,935
5.85%, 12/01/30	625	670,894

		8,886,453
Kentucky — 0.7%
State of Kentucky Property & Building Commission, Refunding RB, Project No.93 (AGC):
5.25%, 2/01/19 (a)	1,775	1,977,279
5.25%, 2/01/29	225	248,391

		2,225,670
Louisiana — 1.3%
City of New Orleans Louisiana Aviation Board, RB, Series B, AMT, 5.00%, 1/01/40	2,620	3,045,462
Louisiana Public Facilities Authority, Refunding RB, Christus Health, Series B (AGC), 6.50%, 7/01/30	1,150	1,292,117

		4,337,579
Maine — 0.3%
Maine Health & Higher Educational Facilities Authority, RB, Series A, 5.00%, 7/01/46	925	1,068,125
Massachusetts — 2.9%
Massachusetts DFA, Refunding RB, Series A, 5.00%, 10/01/43	330	386,532
Massachusetts HFA, Refunding RB, Series C, AMT:
5.00%, 12/01/30	4,120	4,362,792
5.35%, 12/01/42	805	854,258
Massachusetts School Building Authority, RB, Dedicated Sales Tax, Senior Series A, 5.00%, 5/15/43	1,110	1,321,322

Municipal Bonds	Par (000)	Value
Massachusetts (continued)
Massachusetts Water Resources Authority, Refunding RB, General, Series A (NPFGC), 5.00%, 8/01/34	$2,530	$2,638,916

		9,563,820
Michigan — 4.6%
City of Detroit Michigan, Refunding RB, Sewage Disposal System, Series A (BHAC), 5.50%, 7/01/36	4,500	4,823,730
City of Detroit Michigan Sewage Disposal System, Refunding RB, 2nd Lien, Series E (BHAC), 5.75%, 7/01/31	2,200	2,378,662
City of Detroit Michigan Water Supply System, RB, 2nd Lien, Series B (AGM), 6.25%, 7/01/36	350	394,030
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A, 5.50%, 7/01/41	1,700	2,023,255
Michigan Finance Authority, RB, Beaumont Health Credit Group, 4.00%, 11/01/46	20	21,455
Michigan Finance Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/21 (a)	15	18,175
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, Series D, 5.00%, 9/01/39	720	837,223
State of Michigan Building Authority, Refunding RB, Facilities Program:
Series I-A, 5.38%, 10/15/41	600	701,532
Series II-A, 5.38%, 10/15/36	1,000	1,169,220
Series II-A (AGM), 5.25%, 10/15/36	1,900	2,216,768
State of Michigan HDA, RB, S/F Housing, Series C, AMT, 5.50%, 12/01/28	460	495,411

4	BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JULY 31, 2016

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund II, Inc. (MQT)

Municipal Bonds	Par (000)	Value
Michigan (continued)
Western Michigan University, Refunding RB, General, University and College Improvements (AGM), 5.00%, 11/15/39	$340	$399,068

		15,478,529
Minnesota — 0.6%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC):
6.50%, 11/15/18 (a)	275	311,693
6.50%, 11/15/38	1,525	1,706,658

		2,018,351
Nebraska — 0.9%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3, 5.25%, 9/01/37	2,650	3,039,842
Nevada — 0.9%
County of Clark Nevada, ARB, Las Vegas-McCarran International Airport, Series A:
5.25%, 7/01/42	1,000	1,123,560
(AGM), 5.25%, 7/01/39	1,700	1,911,259

		3,034,819
New Jersey — 9.8%
New Jersey EDA, RB:
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/33	6,700	6,773,298
Private Activity Bond, The Goethals Bridge Replacement Project, AMT, 5.13%, 1/01/34	610	710,662
Private Activity Bond, The Goethals Bridge Replacement Project, AMT, 5.38%, 1/01/43	790	919,134
Series WW, 5.25%, 6/15/33	135	153,773
Series WW, 5.00%, 6/15/34	180	201,026
Series WW, 5.00%, 6/15/36	800	890,864
Series WW, 5.25%, 6/15/40	320	363,187
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series 1, AMT:
5.50%, 12/01/25	405	461,769
5.50%, 12/01/26	285	324,316
5.75%, 12/01/28	160	182,283

Municipal Bonds	Par (000)	Value
New Jersey (continued)
New Jersey Housing & Mortgage Finance Agency, Refunding RB, M/F Housing, Series 2, AMT, 4.35%, 11/01/33	$840	$898,766
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program, Series AA, 5.25%, 6/15/33	1,290	1,445,290
Transportation Program, Series AA, 5.00%, 6/15/38	1,560	1,731,179
Transportation System, Series A (NPFGC), 5.75%, 6/15/25	1,400	1,749,174
Transportation System, Series AA, 5.50%, 6/15/39	4,650	5,262,452
Transportation System, Series B, 5.00%, 6/15/42	9,300	10,050,138
Transportation System, Series D, 5.00%, 6/15/32	525	591,890

		32,709,201
New Mexico — 0.1%
New Mexico Hospital Equipment Loan Council, Refunding RB, Presbyterian Healthcare Services, 5.00%, 8/01/44	325	390,445
New York — 4.3%
City of New York New York Municipal Water Finance Authority, Refunding RB, Second General Resolution, Fiscal 2012, Series BB, 5.25%, 6/15/44	1,250	1,502,163
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-4, 5.50%, 1/15/33	3,035	3,398,289
City of New York New York Transitional Finance Authority, Refunding RB, Future Tax Secured, Series B, 5.00%, 11/01/32	2,200	2,683,054
Hudson Yards Infrastructure Corp., RB, Series A, 5.75%, 2/15/47	610	721,264
New York Transportation Development Corp., RB, Laguardia Airport Terminal B Redevelopment Project, 5.00%, 7/01/46	2,600	2,977,208

BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JULY 31, 2016	5

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund II, Inc. (MQT)

Municipal Bonds	Par (000)	Value
New York (continued)
State of New York HFA, RB, Affordable Housing, M/F, Series B, AMT, 5.30%, 11/01/37	$2,835	$2,904,372

		14,186,350
Ohio — 0.7%
County of Lucas Ohio, Refunding RB, Promedica Healthcare, Series A, 6.50%, 11/15/37	460	576,362
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1:
5.25%, 2/15/32	610	742,736
5.25%, 2/15/33	850	1,032,027

		2,351,125
Pennsylvania — 5.9%
Commonwealth Financing Authority, RB, Series B, 5.00%, 6/01/42	2,110	2,424,517
County of Westmoreland Municipal Authority, RB, (BAM), 5.00%, 8/15/42 (d)	800	946,144
Pennsylvania Economic Development Financing Authority, RB, Pennsylvania Bridge Finco LP, AMT:
5.00%, 12/31/34	2,220	2,623,529
5.00%, 12/31/38	1,155	1,361,664
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Thomas Jefferson University, Series A, 5.25%, 9/01/50	3,625	4,335,427
Pennsylvania Turnpike Commission, RB:
Series A, 5.00%, 12/01/38	550	663,009
Series A-1, 5.00%, 12/01/46	1,015	1,208,723
Series C, 5.50%, 12/01/33	490	608,017
Subordinate, Special Motor License Fund, 6.00%, 12/01/36	500	591,830
Subordinate, Special Motor License Fund, 5.50%, 12/01/41	2,245	2,590,057
Pennsylvania Turnpike Commission, Refunding RB, Series A-1, 5.00%, 12/01/40	680	808,112
Philadelphia School District, GO, Series E:
6.00%, 9/01/18 (a)	15	16,672
6.00%, 9/01/38	1,285	1,365,672

		19,543,373

Municipal Bonds	Par (000)	Value
Rhode Island — 1.1%
Rhode Island Commerce Corp., RB, Airport Corporation, 5.00%, 7/01/41	$190	$225,990
Tobacco Settlement Financing Corp., Refunding RB, Series B:
4.50%, 6/01/45	945	1,010,337
5.00%, 6/01/50	2,340	2,507,263

		3,743,590
South Carolina — 6.7%
County of Charleston South Carolina Airport District, ARB, Series A, AMT, 5.50%, 7/01/41	1,360	1,601,754
South Carolina Jobs EDA, Refunding RB, Palmetto Health, Series A (AGM), 6.50%, 8/01/39	100	123,318
South Carolina Ports Authority, RB, AMT, 5.25%, 7/01/50	2,040	2,391,696
South Carolina Transportation Infrastructure Bank, RB, Series A, 5.25%, 10/01/40	3,420	3,834,162
State of South Carolina Public Service Authority, RB, Santee Cooper:
Series A, 5.50%, 12/01/54	6,435	7,748,770
Series E, 5.50%, 12/01/53	2,820	3,355,010
State of South Carolina Public Service Authority, Refunding RB:
Santee Cooper, Series B, 5.00%, 12/01/38	1,840	2,168,238
Series E, 5.25%, 12/01/55	940	1,136,657

		22,359,605
Texas — 16.1%
Central Texas Turnpike System, Refunding RB, CAB, Series B, 0.00%, 8/15/37 (c)	780	349,775
City of San Antonio Texas Public Service Board, RB, Junior Lien, 5.00%, 2/01/38	500	593,760
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Project, Series A, 0.00%, 9/15/36 (c)	1,850	865,541
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Cook Children’s Medical Center, 5.25%, 12/01/39	750	899,160
Dallas-Fort Worth International Airport, ARB, Joint Improvement, AMT:
Series D, 5.00%, 11/01/38	1,800	2,047,824
Series D, 5.00%, 11/01/42	1,140	1,294,538

6	BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JULY 31, 2016

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund II, Inc. (MQT)

Municipal Bonds	Par (000)	Value
Texas (continued)
Dallas-Fort Worth International Airport, ARB, Joint Improvement, AMT (continued):
Series H, 5.00%, 11/01/32	$2,715	$3,123,716
Dallas-Fort Worth International Airport, Refunding ARB, Series F, 5.25%, 11/01/33	865	1,052,653
Leander ISD, GO, Refunding, CAB, Series D, 0.00%, 8/15/38 (c)	3,020	1,292,892
Lone Star College System, GO, 5.00%, 8/15/18 (a)	3,000	3,268,620
Mansfield Texas ISD, GO, School Building (PSF-GTD), 5.00%, 2/15/17 (a)	1,065	1,090,624
North Texas Tollway Authority, RB, Convertible CAB, Series C, 6.75%, 9/01/45 (b)	10,000	11,727,700
North Texas Tollway Authority, Refunding RB:
1st Tier System (NPFGC), 5.75%, 1/01/18 (a)	1,350	1,448,307
1st Tier System (NPFGC), 5.75%, 1/01/40	435	463,527
1st Tier System, Series A, 6.00%, 1/01/19 (a)	1,965	2,216,206
1st Tier System, Series A (NPFGC), 6.00%, 1/01/28	450	505,674
1st Tier System, Series S, 5.75%, 1/01/18 (a)	1,815	1,947,168
1st Tier, Series K-1 (AGC), 5.75%, 1/01/19 (a)	3,400	3,814,290
Series B, 5.00%, 1/01/40	1,060	1,242,373
San Antonio Public Facilities Corp., Refunding RB, Convention Center Refinancing and Expansion Project, CAB (c):
0.00%, 9/15/35	1,150	514,200
0.00%, 9/15/36	3,875	1,630,096
0.00%, 9/15/37	17,775	7,046,899
Texas Municipal Gas Acquisition & Supply Corp. III, RB:
5.00%, 12/15/32	1,765	1,999,110
Natural Gas Utility Improvements, 5.00%, 12/15/31	1,030	1,172,439
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, AMT, Blueridge Transportation Group:
5.00%, 12/31/45	730	849,340
5.00%, 12/31/50	405	471,388

Municipal Bonds	Par (000)	Value
Texas (continued)
Texas Transportation Commission, Refunding RB, Central Texas Turnpike System, 1st Tier, Series A, 5.00%, 8/15/41	$605	$704,099

		53,631,919
Washington — 1.9%
Port of Seattle Washington, RB, Series C, AMT, 5.00%, 4/01/40	900	1,057,347
Washington Health Care Facilities Authority, RB:
MultiCare Health System, Remarketing, Series B, 5.00%, 8/15/44	3,000	3,403,890
Providence Health & Services, Series A, 5.00%, 10/01/39	1,000	1,109,430
Providence Health & Services, Series A, 5.25%, 10/01/39	550	617,122

		6,187,789
Wisconsin — 0.4%
State of Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, Series E, 5.00%, 11/15/33	1,200	1,357,980
Total Municipal Bonds — 113.3%		377,219,446

Municipal Bonds Transferred to Tender Option Bond Trusts (e)
Arizona — 0.3%
City of Phoenix Arizona Civic Improvement Corp., Refunding RB, Water System, Junior Lien, Series A, 5.00%, 7/01/34	1,000	1,113,840
California — 1.7%
County of San Diego California Water Authority Financing Corp., COP, Refunding, Series A (AGM) (a):
5.00%, 5/01/18	503	541,760
5.00%, 5/01/18	2,527	2,723,822
Los Angeles Community College District California, GO, Refunding, Election of 2008, Series A, 6.00%, 8/01/19 (a)	1,699	1,970,591

BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JULY 31, 2016	7

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund II, Inc. (MQT)

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
California (continued)
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	$359	$408,108

		5,644,281
Colorado — 1.3%
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiatives, Series A:
5.50%, 7/01/34 (f)	780	874,692
5.00%, 2/01/41	3,000	3,333,930

		4,208,622
Connecticut — 0.4%
Connecticut State Health & Educational Facility Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/45	1,231	1,485,392
District of Columbia — 1.6%
District of Columbia, RB, Series A, 5.50%, 12/01/30 (f)	855	988,670
District of Columbia Water & Sewer Authority, Refunding RB, Senior Lien, Series A, 6.00%, 10/01/18 (a)(f)	1,579	1,761,555
Metropolitan Washington Airports Authority, Refunding ARB, Series A, AMT, 5.00%, 10/01/30	2,190	2,550,277

		5,300,502
Florida — 9.1%
City of Miami Beach Florida, RB, 5.00%, 9/01/45	2,740	3,293,781
County of Highlands Florida Health Facilities Authority, RB, Adventist, Series C, 5.25%, 11/15/36	4,000	4,053,520
County of Miami-Dade Florida, Refunding RB, Transit System Sales Surtax, 5.00%, 7/01/42	1,540	1,809,038
County of Miami-Dade Florida Expressway Authority, Refunding RB, Series A (AGC), 5.00%, 7/01/35	2,100	2,401,812
County of Miami-Dade Florida Water & Sewer System, (AGC), 5.00%, 10/01/39	6,901	7,906,443
County of Orange Florida School Board, COP, Series A (AGC), 5.50%, 8/01/19 (a)	3,394	3,877,336
County of Seminole Florida, Refunding RB, Series B (NPFGC), 5.25%, 10/01/31	4,200	5,785,668

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
Florida (continued)
State of Florida Board of Education, GO, Refunding, Series C, 5.00%, 6/01/18	$1,189	$1,246,061

		30,373,659
Illinois — 8.0%
City of Chicago Illinois, Refunding RB, Waterworks, 2nd Lien (AGM), 5.25%, 11/01/33	2,548	2,729,693
Metropolitan Pier & Exposition Authority, RB, McCormick Place Expansion Project, Series A, 5.00%, 6/15/42 (f)	1,638	1,780,502
Regional Transportation Authority, RB, 6.50%, 7/01/26	10,000	13,682,771
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34 (f)	1,130	1,252,542
State of Illinois Toll Highway Authority, RB:
Senior Priority, Series B, 5.50%, 1/01/18 (a)	3,499	3,743,915
Senior, Series B, 5.00%, 1/01/40	930	1,117,627
Series A, 5.00%, 1/01/38	1,859	2,154,212

		26,461,262
Massachusetts — 0.5%
Commonwealth of Massachusetts, GO, Series A, 5.00%, 3/01/46	1,321	1,583,455
Michigan — 2.5%
Michigan Finance Authority, RB:
Beaumont Health Credit Group, 5.00%, 11/01/44	1,750	2,085,949
Hospital, Trinity Health Credit Group, 5.00%, 12/01/39	4,675	5,451,284
Michigan State Building Authority, Refunding RB, Facilities Program, Series I, 5.00%, 10/15/45	760	908,527

		8,445,760
Nevada — 2.8%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/19 (a)(f)	3,298	3,762,724
County of Clark Nevada Water Reclamation District, GO, Limited Tax, Series B, 5.75%, 7/01/19 (a)	1,574	1,801,808

8	BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JULY 31, 2016

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund II, Inc. (MQT)

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
Nevada (continued)
Las Vegas Valley Water District Nevada, GO, Refunding, Water Improvement, Series A, 5.00%, 6/01/46	$3,080	$3,762,867

		9,327,399
New Jersey — 0.8%
County of Hudson New Jersey Improvement Authority, RB, Hudson County Vocational-Technical Schools Project, 5.25%, 5/01/51	720	890,439
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 6/15/36 (f)	1,580	1,748,101

		2,638,540
New York — 5.0%
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, Fiscal 2009, Series A:
5.75%, 6/15/18 (a)	242	264,885
5.75%, 6/15/40	808	885,787
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Fiscal 2013, Series CC, 5.00%, 6/15/47	4,920	5,874,838
City of New York New York Water & Sewer System, Refunding RB, 2nd General Resolution, Fiscal 2014, Series DD, 5.00%, 6/15/35	1,470	1,800,721
Metropolitan Transportation Authority, RB, Sub-Series D-1, 5.25%, 11/15/44	3,080	3,820,217
Metropolitan Transportation Authority, Refunding RB, Series C-1, 5.25%, 11/15/56	1,340	1,654,287
State of New York Dormitory Authority, ERB, Series B, 5.75%, 3/15/36	996	1,128,808

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
New York (continued)
Triborough Bridge & Tunnel Authority, RB, General, Series A-2, 5.25%, 11/15/34 (f)	$1,200	$1,322,352

		16,751,895
Ohio — 0.2%
State of Ohio, RB, Cleveland Clinic Health Obligated Group, Series B, 5.50%, 1/01/34	500	557,155
South Carolina — 0.4%
South Carolina Public Service Authority, Refunding RB, Series A (a):
5.50%, 1/01/19	90	100,119
5.50%, 1/01/19	1,037	1,157,652

		1,257,771
Texas — 4.2%
Clear Creek ISD Texas, GO, Refunding, School Building (PSF-GTD), 5.00%, 2/15/33	1,900	1,945,144
County of Harris Texas Cultural Education Facilities Finance Corp., RB, Texas Children’s Hospital Project, 5.50%, 10/01/39	4,000	4,540,760
Cypress-Fairbanks ISD, GO, Refunding, Schoolhouse (PSF-GTD):
5.00%, 2/15/17 (a)	5,066	5,188,499
5.00%, 2/15/32	184	188,184
Dallas Fort Worth International Airport, ARB, Series H, AMT, 5.00%, 11/01/37 (f)	1,996	2,270,407

		14,132,994
Virginia — 0.1%
County of Fairfax Virginia IDA, Refunding RB, Health Care, Inova Health System, Series A, 5.50%, 5/15/35	300	338,829
Washington — 1.0%
Washington Health Care Facilities Authority, Refunding RB, Seattle Children’s Hospital, Series B, 5.00%, 10/01/38	2,565	3,348,787
Wisconsin — 1.7%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Obligated Group:
Series A, 5.00%, 4/01/42	1,920	2,192,890

BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JULY 31, 2016	9

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund II, Inc. (MQT)

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Obligated Group (continued):
Series C, 5.25%, 4/01/39 (f)	$3,250	$3,541,611

		5,734,501
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 41.6%		138,704,644
Total Long-Term Investments (Cost — $460,339,424) — 154.9%		515,924,090

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.26% (g)(h)	2,914,496	$2,914,496
Total Short-Term Securities (Cost — $2,914,496) — 0.9%		2,914,496
Total Investments (Cost — $463,253,920*) — 155.8%		518,838,586
Other Assets Less Liabilities — 0.7%		2,302,471
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (21.5)%		(71,727,927)
VMTP Shares, at Liquidation Value — (35.0)%		(116,500,000)

Net Assets Applicable to Common Shares — 100.0%		$332,913,130

*	As of July 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$393,150,417

Gross unrealized appreciation	$55,588,532
Gross unrealized depreciation	(1,543,954)

Net unrealized appreciation	$54,044,578

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(c)	Zero-coupon bond.

(d)	When-issued security.

(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

(f)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between October 1, 2016 to November 1, 2019, is $11,700,537.

(g)	During the period ended July 31, 2016, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2016	Net Activity	Shares Held at July 31, 2016	Value at July 31, 2016	Net Income
BlackRock Liquidity Funds, MuniCash, Institutional Class	1,841,543	1,072,953	2,914,496	$2,914,496	$1,419

(h)	Current yield as of period end.

10	BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JULY 31, 2016

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund II, Inc. (MQT)

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
BARB	Building Aid Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
DFA	Development Finance Agency
EDA	Economic Development Authority
ERB	Education Revenue Bonds
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
GTD	Guaranteed
HDA	Housing Development Authority
HFA	Housing Finance Agency
IDA	Industrial Development Authority
ISD	Independent School District
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
RB	Revenue Bonds
S/F	Single-Family

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Short	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
(22)	5-Year U.S. Treasury Note	September 2016	$2,684,344	$1,161
(50)	10-Year U.S. Treasury Note	September 2016	$6,652,344	(4,379)
(27)	Long U.S. Treasury Bond	September 2016	$4,709,813	(131,196)
(6)	Ultra U.S. Treasury Bond	September 2016	$1,143,187	(29,153)
Total				$(163,567)

BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JULY 31, 2016	11

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund II, Inc. (MQT)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$515,924,090	—	$515,924,090
Short-Term Securities	$2,914,496	—	—	2,914,496

Total	$2,914,496	$515,924,090	—	$518,838,586

Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$1,161	—	—	$1,161
Liabilities:
Interest rate contracts	(164,728)	—	—	(164,728)

Total	$(163,567)	—	—	$(163,567)

[1] See above Schedule of Investments for values in each state or political subdivision.
[2] Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

12	BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JULY 31, 2016

Schedule of Investments (concluded)	BlackRock MuniYield Quality Fund II, Inc. (MQT)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$504	—	—	$504
Cash pledged for futures contracts	216,550	—	—	216,550
Liabilities:
TOB Trust Certificates	—	$(71,643,591)	—	(71,643,591)
VMTP Shares at Liquidation Value	—	(116,500,000)	—	(116,500,000)

Total	$217,054	$(188,143,591)	—	$(187,926,537)

During the period ended July 31, 2016, there were no transfers between levels.

BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JULY 31, 2016	13

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Quality Fund II, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Quality Fund II, Inc.

Date:	September 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Quality Fund II, Inc.

Date:	September 21, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Quality Fund II, Inc.

Date:	September 21, 2016